Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Apr. 29, 2016
Registrant Name	CONTEXT CAPITAL FUNDS
Central Index Key	0001589025
Amendment Flag	false
Trading Symbol	CALTX
Document Creation Date	Apr. 29, 2016
Document Effective Date	Apr. 29, 2016
Prospectus Date	May 01, 2016
Context Macro Opportunities Fund | Advisory Shares
Prospectus [Line Items]
Trading Symbol	CMOAX
Context Macro Opportunities Fund | Institutional Shares
Prospectus [Line Items]
Trading Symbol	CMOTX
Context Macro Opportunities Fund | Investor Shares
Prospectus [Line Items]
Trading Symbol	CMOFX